INTANGIBLE ASSETS - Summary of Changes in Intangible Assets (Details) - ARS ($) $ in Thousands	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024
Disclosure of detailed information about intangible assets [line items]
Intangible Assets	$ 322,034,800		$ 330,578,023
Depreciation	(3,538,249)	$ (188,866)
Licenses and Patents
Disclosure of detailed information about intangible assets [line items]
Intangible Assets	57,985,102		61,556,943
Other Intangible Assets
Disclosure of detailed information about intangible assets [line items]
Intangible Assets	264,049,698		269,021,080
Gross Carrying amount
Disclosure of detailed information about intangible assets [line items]
Intangible Assets			868,769,066
Additions	40,593,707
Derecognition	(138,024,704)
Transfers	$ 243,159
Gross Carrying amount | Licenses and Patents
Disclosure of detailed information about intangible assets [line items]
Intangible Assets			332,355,886
Estimated useful life, in years	5 years
Additions	$ 25,973,713
Derecognition	(3,215,422)
Transfers	$ 183,073
Gross Carrying amount | Other Intangible Assets
Disclosure of detailed information about intangible assets [line items]
Intangible Assets			$ 536,413,180
Estimated useful life, in years	5 years
Additions	$ 14,619,994
Derecognition	(134,809,282)
Transfers	60,086
Depreciation
Disclosure of detailed information about intangible assets [line items]
Intangible Assets	(449,546,428)
Derecognition	115,920,334
Transfers	17,950
Accumulated	(538,191,043)
Depreciation	(27,293,669)
Depreciation | Licenses and Patents
Disclosure of detailed information about intangible assets [line items]
Intangible Assets	(297,312,148)
Derecognition	(18,581,968)
Transfers	17,950
Accumulated	(270,798,943)
Depreciation	(7,949,187)
Depreciation | Other Intangible Assets
Disclosure of detailed information about intangible assets [line items]
Intangible Assets	(152,234,280)
Derecognition	134,502,302
Transfers	0
Accumulated	(267,392,100)
Depreciation	$ (19,344,482)